JPMMT2026-ABS-15G

Exhibit 99.33

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	305179727	(redacted)	1194477	07/13/2026	Credit	Loan Amount Exception	CRED 0020	3	2	Acknowledged	The loan amount of (redacted) does not meet the minimum required loan amount of (redacted) for the investor Advantage Program.		Low LTV/CLTV/HCLTV - (redacted) LTV w/a maximum allowed of (redacted). ; Verified housing payment history - (redacted) mortgage history for (redacted) months. ;		07/22/2026 EV2/B - Client Acknowledged. (redacted) are partnered together so they can effectively be treated as the same seller. (redacted) guidelines applied to all loans for review. Loan Amount acceptable for downgrade.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305179727	(redacted)	1194478	07/13/2026	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	1	Closed	Missing confirmation from the insurer that loss of use coverage on the rental policy is the same as rent loss coverage. The evidence of insurance (redacted) reflects loss of use coverage; however, the file does not include evidence the loss of use is rent loss coverage.	07/27/2026	Low LTV/CLTV/HCLTV - (redacted) LTV w/a maximum allowed of (redacted). ; Verified housing payment history - (redacted) mortgage history for (redacted) months. ;		07/27/2026 Finding is cleared with the attached email from the insurer confirming that loss of use coverage is the same as rent loss coverage. - 07/27/2026 Finding is cleared with the attached email from the insurer confirming that loss of use coverage is the same as rent loss coverage.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305190450	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A